                         SUPPLEMENT DATED MAY 11, 2004
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

  Effective June 1, 2004, the footnote included under the sales charge table in the section titled "Sales Charges -- Class A Shares" of the prospectuses for each of Funds listed below is deleted and replaced in its entirety to read as follows:

 * A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

  Additionally, the section of the prospectus titled "Sales Charges -- Class A Shares -- Investments of $1,000,000 or more" for each of the Funds listed below is deleted and replaced in its entirety to read as follows:

  You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.

        SMITH BARNEY AGGRESSIVE GROWTH FUND INC.     December 29, 2003

        SMITH BARNEY ALLOCATION SERIES INC.          May 30, 2003
           BALANCED PORTFOLIO
           GLOBAL PORTFOLIO
           GROWTH PORTFOLIO
           HIGH GROWTH PORTFOLIO

        SMITH BARNEY APPRECIATION FUND INC.          April 29, 2004

        SMITH BARNEY EQUITY FUNDS                    May 31, 2003
           SMITH BARNEY SOCIAL AWARENESS FUND

        SMITH BARNEY FUNDAMENTAL VALUE FUND INC.     January 28, 2004

        SMITH BARNEY FUNDS, INC.
           SMITH BARNEY LARGE CAP VALUE FUND         April 29, 2004

        SMITH BARNEY INCOME FUNDS
           SMITH BARNEY DIVIDEND AND INCOME FUND     November 28, 2003
           SB CONVERTIBLE FUND                       November 28, 2003
               Smith Barney Shares
           SB CAPITAL AND INCOME FUND                April 29, 2004
               Smith Barney Shares

        SMITH BARNEY INVESTMENT FUNDS INC.
           SMITH BARNEY GROUP SPECTRUM FUND          January 28, 2004
           SMITH BARNEY HANSBERGER GLOBAL VALUE      August 28, 2003
             FUND
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS -- ALL CAP GROWTH AND             revised January 21,
             VALUE FUND                              2004
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS -- GLOBAL ALL CAP GROWTH AND      revised January 21,
             VALUE FUND                              2004
           SMITH BARNEY MULTIPLE DISCIPLINE          August 28, 2003, as
             FUNDS -- LARGE CAP GROWTH AND           revised January 21,
             VALUE FUND                              2004
           SMITH BARNEY SMALL CAP VALUE FUND         January 28, 2004
           SMITH BARNEY SMALL CAP GROWTH FUND        January 28, 2004

         SMITH BARNEY INVESTMENT SERIES               February 27, 2004
            SB GROWTH AND INCOME FUND
                Smith Barney Shares
            SMITH BARNEY INTERNATIONAL FUND
            SMITH BARNEY LARGE CAP CORE FUND

         SMITH BARNEY INVESTMENT TRUST
            SMITH BARNEY LARGE CAPITALIZATION         March 29, 2004
              GROWTH FUND
            SMITH BARNEY MID CAP CORE FUND            March 29, 2004
            SMITH BARNEY CLASSIC VALUES FUND          March 29, 2004
         SMITH BARNEY SECTOR SERIES FUND INC.         February 27, 2004
            SMITH BARNEY FINANCIAL SERVICES FUND
            SMITH BARNEY HEALTH SCIENCES FUND
            SMITH BARNEY TECHNOLOGY FUND

         SMITH BARNEY SMALL CAP CORE FUND, INC.       April 29, 2004

         SMITH BARNEY TRUST II
            SMITH BARNEY DIVERSIFIED LARGE CAP        February 28, 2004
              GROWTH FUND
            SMITH BARNEY INTERNATIONAL LARGE CAP      April 29, 2004
              FUND
            SMITH BARNEY SMALL CAP GROWTH             February 28, 2004
              OPPORTUNITIES FUND

         SMITH BARNEY WORLD FUNDS, INC.               February 27, 2004
            INTERNATIONAL ALL CAP GROWTH
              PORTFOLIO

  In addition, for the Funds listed below, effective June 1, 2004, the footnote included under the sales charge table in the section titled "Sales
Charges --Class A Shares" of the prospectuses for each of Funds listed below is deleted and replaced in its entirety to read as follows:

 * A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $500,000 or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the service fee. Where the Service Agent does not receive the payment of up to 1.00% from the distributor, the Service Agent will instead receive the annual service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of up to 1% from the distributor as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

  Additionally, the section of the prospectus titled "Sales Charges -- Class A Shares -- Investments of $500,000 or more" for each of the Funds below is deleted and replaced in its entirety to read as follows:

  You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.

           SMITH BARNEY ALLOCATION SERIES INC.      May 30, 2003
              CONSERVATIVE PORTFOLIO
              INCOME PORTFOLIO

           SMITH BARNEY FUNDS, INC.
              SMITH BARNEY SHORT-TERM INVESTMENT    April 29, 2004
                GRADE BOND FUND
              U.S. GOVERNMENT SECURITIES FUND       April 29, 2004

           SMITH BARNEY INCOME FUNDS
              SMITH BARNEY DIVERSIFIED STRATEGIC    November 28, 2003
                INCOME FUND
              SMITH BARNEY HIGH INCOME FUND         November 28, 2003
              SMITH BARNEY TOTAL RETURN BOND FUND   November 28, 2003

           SMITH BARNEY INVESTMENT FUNDS INC.
              SMITH BARNEY GOVERNMENT SECURITIES    April 29, 2004
                FUND
              SMITH BARNEY INVESTMENT GRADE BOND    April 29, 2004
                FUND

           SMITH BARNEY MANAGED GOVERNMENTS         November 28, 2003
             FUND INC.

           SMITH BARNEY WORLD FUNDS, INC.           February 27, 2004
              GLOBAL GOVERNMENT BOND PORTFOLIO

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